Shareholder Report	6 Months Ended
Feb. 28, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	false
Registrant Name	First American Funds Trust
Entity Central Index Key	0001890141
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Class A
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class A
Trading Symbol	FAAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class D
Trading Symbol	FGDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class D	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class P
Trading Symbol	FPPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class P	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class T
Trading Symbol	FTGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class U
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class U
Trading Symbol	FGUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class U	$6	0.12%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.12%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class V
Trading Symbol	FVIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class X
Trading Symbol	FGXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class X	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Y
Trading Symbol	FGVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Government Obligations Fund
Class Name	Class Z
Trading Symbol	FGZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Government Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 105,136,158,957
Holdings Count | $ / shares	369
Advisory Fees Paid, Amount	$ 48,625,621
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$105,136,158,957
Number of Holdings	369
Net Advisory Fee	$48,625,621

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	43.2%
U.S. Treasury Debt	27.8%
U.S. Government Agency Debt	22.4%
U.S. Government Agency Repurchase Agreements	5.8%
Investment Companies	0.9%
Other Assets and Liabilities, Net	-0.1%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class T
Trading Symbol	FIUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 1,205,243,470
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 554,071
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,205,243,470
Number of Holdings	22
Net Advisory Fee	$554,071

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	47.9%
Other Repurchase Agreements	26.7%
Non-Negotiable Time Deposits	8.3%
Financial Company Commercial Paper	8.3%
Asset Backed Commercial Paper	7.1%
Variable Rate Demand Note	1.9%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 1,205,243,470
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 554,071
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,205,243,470
Number of Holdings	22
Net Advisory Fee	$554,071

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	47.9%
Other Repurchase Agreements	26.7%
Non-Negotiable Time Deposits	8.3%
Financial Company Commercial Paper	8.3%
Asset Backed Commercial Paper	7.1%
Variable Rate Demand Note	1.9%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FAIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 1,205,243,470
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 554,071
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,205,243,470
Number of Holdings	22
Net Advisory Fee	$554,071

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	47.9%
Other Repurchase Agreements	26.7%
Non-Negotiable Time Deposits	8.3%
Financial Company Commercial Paper	8.3%
Asset Backed Commercial Paper	7.1%
Variable Rate Demand Note	1.9%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Institutional Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FPZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Institutional Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 1,205,243,470
Holdings Count | $ / shares	22
Advisory Fees Paid, Amount	$ 554,071
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$1,205,243,470
Number of Holdings	22
Net Advisory Fee	$554,071

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	47.9%
Other Repurchase Agreements	26.7%
Non-Negotiable Time Deposits	8.3%
Financial Company Commercial Paper	8.3%
Asset Backed Commercial Paper	7.1%
Variable Rate Demand Note	1.9%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class A
Trading Symbol	FAPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 3,480,397,763
Holdings Count | $ / shares	173
Advisory Fees Paid, Amount	$ 1,468,124
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class T
Trading Symbol	FEIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 3,480,397,763
Holdings Count | $ / shares	173
Advisory Fees Paid, Amount	$ 1,468,124
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class V
Trading Symbol	FPUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 3,480,397,763
Holdings Count | $ / shares	173
Advisory Fees Paid, Amount	$ 1,468,124
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class X
Trading Symbol	FXRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class X	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 3,480,397,763
Holdings Count | $ / shares	173
Advisory Fees Paid, Amount	$ 1,468,124
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Y
Trading Symbol	FYRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 3,480,397,763
Holdings Count | $ / shares	173
Advisory Fees Paid, Amount	$ 1,468,124
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Prime Obligations Fund
Class Name	Class Z
Trading Symbol	FZRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Prime Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 3,480,397,763
Holdings Count | $ / shares	173
Advisory Fees Paid, Amount	$ 1,468,124
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$3,480,397,763
Number of Holdings	173
Net Advisory Fee	$1,468,124

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Other Repurchase Agreements	25.1%
Financial Company Commercial Paper	19.5%
U.S. Treasury Repurchase Agreements	18.5%
Asset Backed Commercial Paper	13.3%
Non-Financial Company Commercial Paper	7.8%
Non-Negotiable Time Deposits	7.6%
Other Instruments	4.8%
Certificates of Deposit	4.2%
Other Assets and Liabilities, Net	-0.8%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class A
Trading Symbol	FTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
Net Assets	$ 395,555,901
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 137,068
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class T
Trading Symbol	FTJXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 395,555,901
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 137,068
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class V
Trading Symbol	FHIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 395,555,901
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 137,068
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Y
Trading Symbol	FFCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$22	0.45%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%
Net Assets	$ 395,555,901
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 137,068
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Retail Tax Free Obligations Fund
Class Name	Class Z
Trading Symbol	FTZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Retail Tax Free Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 395,555,901
Holdings Count | $ / shares	59
Advisory Fees Paid, Amount	$ 137,068
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$395,555,901
Number of Holdings	59
Net Advisory Fee	$137,068

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
Variable Rate Demand Notes	75.7%
Non-Financial Company Commercial Paper	13.7%
Other Municipal Securities	11.3%
Other Assets and Liabilities, Net	-0.7%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class A
Trading Symbol	FATXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$37	0.74%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.74%
Net Assets	$ 53,957,197,823
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 24,185,266
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class D
Trading Symbol	FTDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class D	$30	0.59%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
Net Assets	$ 53,957,197,823
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 24,185,266
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class P
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class P
Trading Symbol	FUPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class P	$8	0.16%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.16%
Net Assets	$ 53,957,197,823
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 24,185,266
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class T
Trading Symbol	FTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 53,957,197,823
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 24,185,266
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class V
Trading Symbol	FLIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 53,957,197,823
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 24,185,266
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class X
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class X
Trading Symbol	FXFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class X	$7	0.14%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%
Net Assets	$ 53,957,197,823
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 24,185,266
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Y
Trading Symbol	FOCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 53,957,197,823
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 24,185,266
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American Treasury Obligations Fund
Class Name	Class Z
Trading Symbol	FUZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American Treasury Obligations Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
Net Assets	$ 53,957,197,823
Holdings Count | $ / shares	110
Advisory Fees Paid, Amount	$ 24,185,266
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$53,957,197,823
Number of Holdings	110
Net Advisory Fee	$24,185,266

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Repurchase Agreements	56.2%
U.S. Treasury Debt	44.0%
Other Assets and Liabilities, Net	-0.2%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class A
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class A
Trading Symbol	FOEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 7,305,487,232
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 3,170,122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class D
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class D
Trading Symbol	FODXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class D	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 7,305,487,232
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 3,170,122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class T
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class T
Trading Symbol	FTKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class T	$20	0.40%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%
Net Assets	$ 7,305,487,232
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 3,170,122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class V
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class V
Trading Symbol	FUIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class V	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 7,305,487,232
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 3,170,122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Y
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class Y
Trading Symbol	FOYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Y	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 7,305,487,232
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 3,170,122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Class Z
Shareholder Report [Line Items]
Fund Name	First American US Treasury Money Market Fund
Class Name	Class Z
Trading Symbol	FOZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First American US Treasury Money Market Fund (Fund) for the period of September 1, 2024, to February 28, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html. You can also request this information by contacting us at (800) 677-3863.
Additional Information Phone Number	(800) 677-3863
Additional Information Website	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
Net Assets	$ 7,305,487,232
Holdings Count | $ / shares	45
Advisory Fees Paid, Amount	$ 3,170,122
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS

Net Assets	$7,305,487,232
Number of Holdings	45
Net Advisory Fee	$3,170,122

Holdings [Text Block]

Portfolio Allocation	(% of Net Assets)
U.S. Treasury Debt	100.3%
Other Assets and Liabilities, Net	-0.3%

Updated Prospectus Web Address	https://www.firstamericanfunds.com/index/FundPerformance/ShareholderDocuments.html